General Information	12 Months Ended
Dec. 31, 2021
General Information [Abstract]
General Information
PagSeguro Digital Ltd. (“PagSeguro Digital” or the “Company”) is a holding company, subsidiary of Universo Online S.A. (“UOL”), referred to, together with its subsidiaries, as the “PagSeguro Group”, was incorporated on July 19, 2017. 99.99% of the shares of PagSeguro Internet Instituição de Pagamento S.A., (formerly PagSeguro Internet S.A.) (“PagSeguro Brazil”) were contributed to PagSeguro Digital on January 4, 2018 and PagSeguro Digital maintains control of PagSeguro Brazil.
PagSeguro Brazil is a privately held corporation established on January 20, 2006, headquartered in the city of São Paulo, Brazil, and engaged in providing financial technology solutions and services and corresponding related activities, focused principally on micro-merchants and small and medium-sized businesses (“SMEs”).
On July 15, 2020 PagSeguro Group constituted a holding company incorporated under PagSeguro Digital called PagSeg Participações Ltda. (“PagSeg”) and on October 22, 2020, PagSeguro Group constituted another holding company incorporated under PagSeg called PagBank Participações Ltda. ("PagBank Holding").
On December 30, 2020, Pag Bank acquired 20% of the share capital of BoletoFlex Tecnologia e Serviços LTDA. (“BoletoFlex”). Total consideration paid amounted to R$15,000 which was settled in cash on January 4, 2021 and on December 31, 2020 this amount was recognized in other liabilities. PagSeguro Brazil does not have control of BoletoFlex operation, based on IFRS 3. BoletoFlex is not consolidated in these financial statements.
On March 18, 2021, PagSeguro Group constituted a holding company incorporated under PagSeguro Digital called PagSeguro Holding Ltd (“PSHC”). Additionally, during the third quarter of 2021, PagSeguro Group established four new subsidiaries under PSHC: Pagseguro Chile SPA (“Pagseguro Chile”), Pagseguro Colombia S.A.S (“Pagseguro Colombia”), PSGP México S.A de C.V. (“PSGP Mexico”) and Pagseguro Peru S.A.C. (“Pagseguro Peru”), these companies do not yet operate in the year ended December 31, 2021.
In January 2021, PagSeguro Group submitted a request for Brazilian Central Bank approval of a corporate reorganization involving certain of its subsidiaries, this reorganization was approved by Brazilian Central Bank on August 16, 2021. The proposed PagSeguro Group reorganization is intended to improve administration of the corporate structure and to group the operating subsidiaries under appropriate holding companies based on the services provided by each one.
After this corporate reorganization, the group subsidiaries are as follows:
•PagSeguro Brazil subsidiaries are PagSeguro Biva Securitizadora de Créditos Financeiras S.A. (“Biva Sec”), Fundo de Investimento em Direitos Creditórios - PagSeguro (“FIDC”), RegistraSeguro S.A. (“RegistraSeguro”), Wirecard Brazil Instituição de Pagamento S.A. (formerly Wirecard Brazil S.A.) (“MOIP”) and Concil Inteligência em Negociação S.A (“Concil”). PagSeguro Brazil acquired 100.00% of the issued shares of Concil on August 12, 2021 as detailed in Note 10.
•PagSeg subsidiaries are Net+Phone Telecomunicações Ltda. (“Net+Phone”), Boa Compra Tecnologia Ltda. (“Boa Compra”), BCPS Online Services Lda. (“BCPS”), CDS Serviços Financeiros LTDA. (“CDS”), PagSeguro Biva Serviços Financeiros Ltda (“Biva Serviços”) and PagBank.
•PagBank subsidiaries are Tilix Digital Ltda. (“TILIX”), YAMÍ Software & Inovação Ltda. (“YAMÍ”) and Zygo Serviços de Tecnologia S.A. (“ZYGO”).
•PSHC subsidiaries are Pagseguro Chile, Pagseguro Colombia, Pagseguro Peru and PSGP México.
•BS Holding subsidiary is BancoSeguro S.A. (“Bancoseguro”).
•Biva Serviços subsidiary is PagSeguro Biva Correspondente Bancário Ltda (“Biva Corban”).
These consolidated financial statements include PagSeguro Brazil, PagSeg, PSHC, BS Holding and corresponding subsidiaries.
1.1    COVID-19
The Company has observed that the main impact of the COVID-19 pandemic in total purchase volume (TPV) has occurred between March and June 2020. In the third and fourth quarter of 2020, most of the cities in Brazil started a reopening process, with a gradual recovery of important commercial activities such as shopping malls, general retail, restaurants, and bars, among other non-essential and in-store businesses.
During the year ended December 31, 2021, the Company observed that, in the first three months, there was an increase in the number of people infected by COVID-19 and consequently the return of partial shutdowns and social isolation in several cities and states of the country. In the second quarter of 2021, most of the cities in Brazil accelerated the vaccination of the population, and consequently, the Company saw a graduated reopening process, with extension of opening hours of commercial activities. In the third quarter of 2021, the Company observed the returning of social events with public, consequently the growth of TPV . At the end of the fourth quarter, Brazil began to see an increase in contagions mainly related to Omicron without impact in PagSeguro business.
The Company has a significant variable cost structure mainly related to TPV, such as processing, interchange, card scheme fees and chargebacks. Marketing and sales expenses are also variable and depends on the Company’s strategy to leverage new products and services such as PagBank. The Company is also still accompanying the evolution of the Brazilian economy and reassessing, when necessary, the provisions for loss allowance for expected credit losses.
The Company has a solid position in terms of cash, liquidity and working capital levels and in the years ended December 31, 2021 and 2020 has not faced impairment of assets due to COVID-19.
1.2    Additional information
Wirecard Brazil Instituição de Pagamento S.A. (“MOIP”) is a subsidiary that PagSeguro acquired in October 2020, which represented less than 3% of the Group’s consolidated assets as of December 31, 2021 and less than 2% and 1% of the consolidated revenue and net income for the year ended December 31, 2021. MOIP was involved in a cyberattack between September 25 and September 29, 2021 (the “Incident”). The hackers demanded that the Company make a specified payment to prevent the public disclosure or sale of the targeted hacked data that was compromised in the Incident, which included personal profile information of MOIP customers. At the time of the Incident, MOIP had a distinct and separate IT server and operating environment from the rest of PagSeguro’s IT platform and systems, and therefore none of PagSeguro’s databases, customer information or systems were subject to the Incident, or formed part of the compromised data, beyond those independently within the MOIP IT environment. PagSeguro promptly followed the requirements of applicable Brazilian law, including the filing of a formal report to the Brazilian National Authority for Data Protection (Autoridade Nacional de Proteção de Dados) and Brazilian Central Bank on October 7, 2021.
After completion of the assessment, without financial impacts, PagSeguro communicated to the ANPD on January 5, 2022 through a complementary form to the one initially reported on October. During the review of the Incident, PagSeguro not identified evidence of unauthorized access to sensitive information, such as passwords or credit card details. PagSeguro confirms that the Incident has not had a material adverse financial impact on the company or on its customers, and PagSeguro’s IT systems (including MOIP’s IT environment) are operating normally, with heightened security measures undertaken in response to the Incident.